Mineral property, plant and equipment (Tables)	3 Months Ended
Nov. 30, 2021
Mineral Property Plant And Equipment
Schedule of continuity of expenditures on mineral properties

	Construction in progress	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at September 1, 2020	$-	$2,657	$1,220	$161	$4,038
Additions	-	622	437	-	1,059
Disposals	-	-	(703)	(79)	(782)
As at August 31, 2021	$-	$3,279	$954	$82	$4,315
Additions	-	802	85	19	906
Transfer from E&E assets	40,563	-	-	-	40,563
As at November 30, 2021	$40,563	$4,081	$1,039	$101	$45,784
Accumulated depreciation
As at September 1, 2020	$-	$1,212	$1,015	$73	$2,300
Depreciation expense	-	128	144	14	286
Disposals	-	-	(686)	(67)	(753)
As at August 31, 2021	$-	$1,340	$473	$20	$1,833
Depreciation expense	-	30	49	2	81
As at November 30, 2021	$-	$1,370	$522	$22	$1,914
Net book value
As at August 31, 2021	$-	$1,939	$481	$62	$2,482
As at November 30, 2021	$40,563	$2,711	$517	$79	$43,870